SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
SHARE BASED COMPENSATION	SHARE BASED COMPENSATION
Share Options—Granted share options expire at the earlier of termination of employment or ten years from the date of grant. Share options generally vest over four years of the employment commencement date or with 25% vesting on the twelve-month anniversary of the employment commencement date, and the remaining on a pro-rata basis each quarter over the next three years. Any options, which are forfeited or not exercised before expiration, become available for future grants.

The following table summarizes the Company’s share option activity during the year ended December 31, 2024, 2023, and 2022:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (000’s)
Balance, December 31, 2021	7,271,905	$7.4	8.9	$184,841
Granted	1,403,211	27.2
Exercised	(1,393,798)	1.1
Forfeited	(901,533)	18.0
Balance, December 31, 2022	6,379,785	$11.6	8.3	$19,895
Granted	—	—
Exercised	(914,908)	4.6
Forfeited	(1,213,889)	25.6
Balance, December 31, 2023	4,250,988	$7.2	7.2	$43,940
Granted	711,592	14.8
Exercised	(571,989)	4.3
Forfeited	(347,690)	21.7
Balance, December 31, 2024	4,042,901	7.5	6.7	7,335
Vested and exercisable, December 31, 2024	3,120,363	$5.3	6.0	$13,281

The weighted-average grant date fair value of employee options granted for the year ended December 31, 2024 was $8.9. There was no grant of share options during the year ended December 31, 2023. The weighted-average grant date fair value of employee options granted for the year ended December 31, 2022 was $81.0. The aggregate intrinsic value of options exercised was approximately $1.7 million, $10.9 million and $19.2 million for the year ended December 31, 2024, 2023 and 2022, respectively. The total fair value of share options vested for the year ended December 31, 2024, 2023 and 2022, was $57.2 million, $62.4 million and $36.0 million, respectively.

Share-based compensation expense is based on the grant-date fair value on a straight-line basis for graded awards with only service conditions, which is generally the option vesting term of four years. The fair value of each option on the date of grant is determined using the Black Scholes-Merton (BSM) option pricing model using the single-option award approach with the assumptions set forth in the table below.

Fair Value of Ordinary Shares—Prior to the Company’s public listing, the absence of an active market for the Company’s ordinary shares required the Company’s board of directors to determine the fair value of its ordinary shares for purposes of granting share options. The Company obtained contemporaneous third-party valuations to assist the board of directors in determining the fair value of the Company’s ordinary share. After the IPO, the fair value of each ordinary share was based on the closing price of the Company’s publicly traded ordinary shares as reported on the date of the grant.

Expected Volatility—Expected volatility of share options was calculated based on the Company’s volatility as well as the implied volatilities from market comparisons of certain publicly traded companies and other factors.

Risk-Free Interest Rate—The risk-free interest rate is determined using a U.S. Treasury zero-coupon bonds for the period that coincides with the expected term set forth.

Expected Term— The expected term of share options represents the weighted average period the share options are expected to be outstanding. For option grants that are considered to be “plain vanilla”, the Company has opted to use the simplified method for estimating the expected term as provided by the Securities and Exchange Commission. The simplified method calculates the expected term as the average time-to-vesting and the contractual life of the options.

Expected Dividend Yield—The dividend yield is based on the Company’s historical and future expectation of dividends payouts. Historically, the Company has not paid cash dividends and has no foreseeable plans to pay cash dividends in the future.
The assumptions used to estimate the fair value of share options granted for the year ended December 31, 2024, 2023 and 2022 were as follows:

	2024	2023	2022
Expected volatility	92.07% - 96.77%	—	46.91% - 529.23%
Expected term (in years)	5.66 - 6.25	—	5.00 - 6.19
Risk free interest	3.88% - 3.89%	—	1.68% - 3.65%
Dividend yield	0.00	—	0.00

At December 31, 2024, unrecognized compensation expense related to unvested share options was approximately $19.7 million, which is expected to be recognized over a remaining weighted-average period of 1.07 years.

Restricted Stock Units (RSUs)—RSUs generally vest over two years of the employment commencement date with 50% vesting on the twelve-month anniversary of the employment commencement date, and the remaining on a pro-rata basis each quarter over the remaining twelve months. RSUs granted are forfeited at termination of employment. Any RSUs, which are forfeited or not exercised before expiration, become available for future grants.
The following table summarizes the Company’s RSU activity during the year ended December 31, 2024, 2023 and 2022:

	Number of RSUs	Weighted Average Grant Date Fair Value Per Share
Unvested at December 31, 2021	—	$—
Granted	494,698	64.1
Vested	(10,867)	93.7
Forfeited	(4,333)	71.9
Unvested at December 31, 2022	479,498	$63.3
Granted	4,497,281	13.0
Vested	(1,189,136)	18.8
Forfeited	(753,440)	25.7
Unvested at December 31, 2023	3,034,203	$15.6
Granted	3,344,080	10.8
Vested	(2,371,735)	13.6
Forfeited	(996,630)	15.0
Unvested at December 31, 2024	3,009,918	$12.0

In connection with RSUs that vested during the year ended December 31, 2023, the Company satisfied its minimum statutory tax withholding requirements in lieu of delivering 60,415 shares of common stock during the year. In addition, the Company deferred a settlement of 166,666 vested RSUs that were granted in connection with the Darwin acquisition. In addition, 624 of RSUs that were vested in 2022 were released during the year ended December 31, 2023. Accordingly, 962,679 shares were delivered during the year ended December 31, 2023.

At December 31, 2024, unrecognized compensation expense related to RSUs was approximately $26.4 million, which is expected to be recognized over a remaining weighted-average period of 1.07 years.

Options to Restricted Shares

In March 2021, the Company granted 18.7 million options to purchase restricted shares (the “First Awards”) at an exercise price of approximately $18.95 per share to certain directors and employees. These First Awards will vest upon the earlier of the following vesting conditions to occur of (i) a Transaction (defined as (a) a sale of all or substantially all assets or shares of the Company; or (b) a merger, consolidation, amalgamation or like transaction; or (c) a scheme of arrangement for the purpose of effecting such sale, merger, consolidation, amalgamation or other transaction) and (ii) Public Event (defined as an IPO or a SPAC) (each, a “Qualifying Event”). The Qualifying Event, further, contains additional market-based vesting conditions driven by the total value of the Company. The First Awards do not get accelerated upon any events. Any Awards that do not vest on such date (if such date is triggered by a Qualifying Event) will remain eligible for vesting following a Qualifying Event. However, any Awards that do not vest on or before the earlier to occur of a Transaction and the expiration date (10 years from the grant date) shall be forfeited.

In December 2021, the Company granted 0.4 million options to purchase restricted shares (the “Second Awards”) at an exercise price of approximately $40.59 per share to certain directors. These Second Awards will vest upon the earlier of the following vesting conditions to occur of a Qualifying Event. The Second Awards do not get accelerated upon any events. Any Awards that do not vest on such date (if such date is triggered by a Qualifying Event) will remain eligible for vesting following a Qualifying Event. However, any Awards that do not vest on or before the earlier to occur of a Transaction and the expiration date (10 years from the grant date) shall be forfeited.

In December 2021, the Company granted 0.6 million options to purchase restricted shares (the “Third Awards”) at an exercise price of approximately $37.38 per share to certain employees. These Third Awards will vest upon the following: (i) The Valuation-Based Vesting Condition may be satisfied at any date on or after March 31, 2022 based on the Total Value of the Company on such date (which shall be determined based on an independent third party valuation or, if the Company’s shares are publicly traded, based on the average trading price of a share of the Company over a period of sixty (60) days). Any options or shares received in connection with the exercise of an option that have not satisfied the Valuation-Based Vesting Condition on or prior to the tenth anniversary of the Grant Date (or such shorter period required by applicable law or for tax efficiency purposes) (the "Expiration Date") shall expire or be forfeited without consideration, as applicable, on the Expiration Date, and (ii) The
Time-Based Vesting Condition shall be satisfied over a period of four (4) years commencing as of March 31, 2022, such that 25% of the options shall vest and become exercisable on March 31, 2023, 25% shall vest and become exercisable on March 31, 2024, 25% shall vest and become exercisable on March 31, 2025 and the remaining 25% shall vest and become exercisable on March 31, 2026 (rounded to the nearest number at each vesting date).

The following table summarized the Company’s options to restricted shares activity during the year ended December 31, 2024, 2023 and 2022:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (000’s)
Balance, December 31, 2021	20,430,614	$19.92	9.3	$1,526
Granted	138,818	25.80
Exercised	—	—
Forfeited	(351,492)	37.68
Balance, December 31, 2022	20,217,940	$19.68	8.2	$—
Granted	—	—
Exercised	(10,332)	15.36
Forfeited	(161,528)	36.12
Balance, December 31, 2023	20,046,080	$19.44	7.2	$—
Granted	—	—
Exercised	(14,858)	12.24
Forfeited	(82,814)	39.50
Balance, December 31, 2024	19,948,408	19.35
Vested and exercisable, December 31, 2024	16,537,080	$19.25	6.2	$—

At December 31, 2024, unrecognized compensation expense related to options to restricted shares was approximately $11.2 million, which is expected to be recognized over a remaining weighted-average period of 1.31 years.

Employee Stock Purchase Plan—The Employee Stock Purchase Plan (“ESPP”) allows eligible employees to purchase shares of our Class A Ordinary Shares at a discounted price, normally through payroll deductions, subject to the terms of the ESPP and applicable law. During the year ended December 31, 2024, 59,145 shares were issued under the ESPP. As of December 31, 2024, 0.8 million shares of Class A Ordinary Shares were reserved for issuance under the ESPP. Compensation expense related to the ESPP was $0.6 million for the year ended December 31, 2024.

Share-Based Compensation Expense

The following table presents the components and classification of share-based compensation for the year ended December 31, 2024, 2023 and 2022 (in thousands):

	2024	2023	2022
Technology, data and product development	$8,695	$12,375	$81,337
Selling and marketing	14,666	13,216	58,377
General and administrative	38,136	45,464	101,975
Total	$61,497	$71,055	$241,689
Share-based compensation for the year ended December 31, 2022 included compensation of $172.2 million related to the vesting of certain performance-based options, which was included in technology, data and product development, sales and marking, and general and administrative expenses.